Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Taxes
Income before income taxes
($ in millions)

For the year ended December 31:	2014	2013*	2012*
Income from continuing operations before income taxes
U.S. operations	$7,509	$7,577	$10,306
Non-U.S. operations	12,477	12,667	12,234
Total income from continuing operations before income taxes	$19,986	$20,244	$22,540

* Reclassified to reflect discontinued operations presentation.

Provision for income taxes by geographic operations
The income from continuing operations provision for income taxes by geographic operations is as follows:

($ in millions)

For the year ended December 31:	2014	2013*	2012*
U.S. operations	$2,093	$1,315	$2,825
Non-U.S. operations	2,141	2,048	2,716
Total continuing operations provision for income taxes	$4,234	$3,363	$5,541

* Reclassified to reflect discontinued operations presentation.

Components of the provision for income taxes by taxing jurisdiction
The components of the income from continuing operations provision for income taxes by taxing jurisdiction are as follows:

($ in millions)

For the year ended December 31:	2014	2013*	2012*
U.S. federal
Current	$1,134	$1,694	$1,556
Deferred	105	(708)	415
	1,239	986	1,971
U.S. state and local
Current	541	277	168
Deferred	(105)	(330)	291
	436	(53)	459
Non-U.S.
Current	2,825	3,067	3,006
Deferred	(266)	(637)	105
	2,559	2,430	3,111
Total continuing operations provision for income taxes	4,234	3,363	5,541
Discontinued operations provision for income taxes	(1,617)	(322)	(243)
Provision for social security, real estate, personal property
and other taxes	4,068	4,198	4,331
Total taxes included in net income	$6,685	$7,238	$9,629

* Reclassified to reflect discontinued operations presentation.

Income tax reconciliation
A reconciliation of the statutory U.S. federal tax rate to the company’s effective tax rate from continuing operations is as follows:

For the year ended December 31:	2014	2013*	2012*
Statutory rate	35%	35%	35%
Foreign tax differential	(14)	(13)	(10)
State and local	1	0	1
Domestic incentives	(2)	(3)	(1)
Other	1	(2)	0
Effective rate	21%	17%	25%

Components of deferred tax assets (liabilities)
Deferred Tax Assets

($ in millions)

At December 31:	2014	2013*
Retirement benefits	$4,795	$3,704
Share-based and other compensation	1,328	1,262
Domestic tax loss/credit carryforwards	858	982
Deferred income	957	964
Foreign tax loss/credit carryforwards	686	651
Bad debt, inventory and warranty reserves	529	592
Depreciation	329	382
Accruals	1,176	322
Other	1,306	1,452
Gross deferred tax assets	11,964	10,311
Less: valuation allowance	646	734
Net deferred tax assets	$11,318	$9,577

* Reclassified to conform with 2014 presentation.

Deferred Tax Liabilities

($ in millions)

At December 31:	2014	2013
Depreciation	$487	$1,346
Retirement benefits	205	1,219
Goodwill and intangible assets	1,263	1,173
Leases	912	1,119
Software development costs	421	558
Deferred transition costs	374	424
Other	1,111	841
Gross deferred tax liabilities	$4,773	$6,680

Reconciliation of the beginning and ending amount of unrecognized tax benefits
($ in millions)
	2014	2013	2012
Balance at January 1	$4,458	$5,672	$5,575
Additions based on tax positions related to the current year	697	829	401
Additions for tax positions of prior years	586	417	215
Reductions for tax positions of prior years (including
impacts due to a lapse in statute)	(579)	(2,201)	(425)
Settlements	(58)	(259)	(94)
Balance at December 31	$5,104	$4,458	$5,672